FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS

15.	FINANCIAL INSTRUMENTS

I - Identification and valuation of financial instruments

The Company may operate with several financial instruments, with emphasis on cash and cash equivalents, including financial investments, marketable securities, accounts receivable from customers, accounts payable to suppliers and borrowings and financing. Additionally, we may also operate with derivative financial instruments, such as swap exchange rate, swap interest and derivatives with commodities.

Considering the nature of the instruments, the fair value is basically determined by the use of quotations in the capital markets in Brazil and the Mercantile and Futures Exchange. The amounts recorded in current assets and liabilities have immediate liquidity. Considering the term and characteristics of these instruments, fair values do not differ from the recorded amounts.

·	Classification of financial instruments

							Consolidated
Consolidated				12/31/2021			12/31/2020
	Notes	Fair value through profit or loss	Measured at amortized cost	Balances	Fair value through profit or loss	Measured at amortized cost	Balances
Assets
Current
Cash and cash equivalents	5		16,646,480	16,646,480		9,944,586	9,944,586
Short-term investments	6	2,383,059	261,673	2,644,732	3,305,109	478,253	3,783,362
Trade receivables	7		2,597,838	2,597,838		2,867,352	2,867,352
Dividends and interest on equity	10		76,878	76,878		38,088	38,088
Trading securities	10	12,028		12,028	5,065		5,065
Loans - related parties	10		4,511	4,511
Total		2,395,087	19,587,380	21,982,467	3,310,174	13,328,279	16,638,453

Non-current
Investments	6		147,671	147,671		123,409	123,409
Other trade receivables	10		2,345	2,345		2,445	2,445
Eletrobrás compulsory loan	10		859,607	859,607		852,532	852,532
Receivables by indemnity	10		534,896	534,896		517,183	517,183
Loans - related parties	10		1,143,228	1,143,228		966,050	966,050
Investments	11	190,321		190,321	59,879		59,879
Total		190,321	2,687,747	2,878,068	59,879	2,461,619	2,521,498

Total Assets		2,585,408	22,275,127	24,860,535	3,370,053	15,789,898	19,159,951

Liabilities
Current
Borrowings and financing	14		5,532,736	5,532,736		4,155,483	4,155,483
Trade payables	18		6,446,999	6,446,999		4,819,539	4,819,539
Trade payables - drawee risk	16		4,439,967	4,439,967		623,861	623,861
Dividends and interest on capital	16		1,206,870	1,206,870		946,133	946,133
Leases	17		119,047	119,047		93,626	93,626
Derivative financial instruments					8,722		8,722
Total			17,745,619	17,745,619	8,722	10,638,642	10,647,364

Non-current
Borrowings and financing	14		27,221,914	27,221,914		31,215,128	31,215,128
Trade payables	18		98,625	98,625		543,527	543,527
Derivative financial instruments		101,822		101,822	97,535		97,535
Leases	17		492,504	492,504		436,505	436,505
Total		101,822	27,813,043	27,914,865	97,535	32,195,160	32,292,695

Total Liabilities		101,822	45,558,662	45,660,484	106,257	42,833,802	42,940,059

·	Fair value measurement

The table below shows the financial instruments recorded at fair value through profit or loss, classifying them according to the fair value hierarchy:

Consolidated			12/31/2021			12/31/2020
	Level 1	Level 2	Balances	Level 1	Level 2	Balances
Assets
Current
Financial investments	2,383,059		2,383,059	3,305,109		3,305,109
Trading securities	12,028		12,028	5,065		5,065
Non-current
Investments	190,321		190,321	59,879		59,879
Total Assets	2,585,408		2,585,408	3,370,053		3,370,053

Liabilities
Current
Derivative financial instruments					8,722	8,722
Non-current
Derivative financial instruments		101,822	101,822		97,535	97,535
Total Liabilities		101,822	101,822		106,257	106,257

Level 1 - Data are prices quoted in an active market for items identical to the assets and liabilities being measured.

Level 2 - Consider inputs observable in the market, such as interest rates, exchange rates, etc., but are not prices negotiated in active markets.

There are no assets or liabilities classified as level 3.

II - Investments in securities valued at fair value through profit or loss

The Company has common shares (USIM3), preferred shares (USIM5) of Usiminas (“Usiminas shares”) and shares of Panatlântica SA (PATI3), which are designated as fair value through profit or loss.

Usiminas shares are classified as current assets in financial investments and Panatlântica shares are classified as non-current assets under the investment item. They are recorded at fair value, based on the market price quote in B3.

In accordance with the Company’s policy, the gains and losses arising from the variation in the share price are recorded directly in the income statement as financial result in the case of financial investments, or as other operating income and expenses in the case of long-term investments.

Class of shares	12/31/2021				Sales of shares				12/31/2020				12/31/2021	12/31/2020	12/31/2019
	Quantity	Equity interest (%)	Share price	Closing Balance	Quantity	Share price	Net cash received	Net gain from the transaction	Quantity	Equity interest (%)	Share price	Closing Balance	Profit or loss for the period in 2021 (notes 28 and 29)
USIM3	106,620,851	15.12%	14.51	1,547,069	(535,800)	23.57	12,627	3,569	107,156,651	15.19%	15.69	1,681,288	(121,593)	623,652	(168,236)
USIM5	55,144,456	10.07%	15.16	835,990	(56,000,000)	23.12	1,294,720	502,275	111,144,456	20.29%	14.61	1,623,821	506,890	566,837	32,232
				2,383,059			1,307,347	505,844				3,305,109	385,297	1,190,489	(136,004)
PATI3	2,705,726	11.31%	70.34	190,321					2,065,529	11.31%	28.99	59,879	109,254	12,579	17,224
				2,573,380			1,307,347	505,844				3,364,988	494,551	1,203,068	(118,780)

In May 2021, 535,800 common shares (USIM3) were sold for R$12,627 and 56,000,000 preferred shares (USIM5) were sold for R$1,294,720, totaling R$1,307,347.

III - Financial risk management:

The Company uses risk management strategies with guidance on the risks incurred by us. The nature and general position of financial risks are regularly monitored and managed in order to assess results and the financial impact on cash flow. Credit limits and hedge quality of counterparties are also reviewed periodically.

Market risks are hedged when we consider necessary to support the corporate strategy or when it is necessary to maintain the level of financial flexibility.

We are exposed to exchange rate, interest rate, market price and liquidity risks.

The Company may manage some of the risks through the use of derivative instruments not associated with any speculative trading or short selling.

15.a)	Exchange rate, market price and interest rate risk:

·	Exchange rate risk

The exposure arises from the existence of assets and liabilities denominated in Dollar or Euro, since the Company’s functional currency is substantially the Real and is called natural exchange exposure. The net exposure is the result of the offsetting of the natural exchange exposure by the instruments of hedge adopted by CSN.

The consolidated net exposure as of December 31, 2021, is shown below:

		12/31/2021
Foreign Exchange Exposure	(Amounts in US$’000)	(Amounts in €’000)
Cash and cash equivalents overseas	1,656,271	74,652
Trade receivables	212,424	5,004
Financial investments	23,748
Other assets	57,424
Total Assets	1,949,867	79,656
Borrowings and financing	(3,866,290)
Trade payables	(613,961)	(2,455)
Advances from customer	(197,325)
Other liabilities	(9,631)
Total Liabilities	(4,687,207)	(2,455)
Foreign exchange exposure	(2,737,340)	77,201
Cash flow hedge accounting	2,655,350
Exchange rate swap CDI x Dollar	(67,000)
Net foreign exchange exposure	(148,990)	77,201

CSN uses as a strategy the Hedge Accounting, as well as derivative financial instruments to protect future cash flows.

Sensitivity analysis of Derivative Financial Instruments and Consolidated Foreign Exchange Exposure

The Company considered scenarios 1 and 2 to be 25% and 50% deterioration for currency volatility, using the exchange rate closing rate as of December 31, 2021, as a reference.

The currencies used in the sensitivity analysis and their respective scenarios are shown below:

				12/31/2021
Currency	Exchange rate	Probable scenario	Scenario 1	Scenario 2
USD	5.5805	5.0611	6.9756	8.3708
EUR	6.3210	5.7378	7.9013	9.4815
USD x EUR	1.1327	1.1337	1.4159	1.6991

The effects on the result, considering scenarios 1 and 2 are shown below:

					12/31/2021
Instruments	Notional	Risk	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$

Gross exchange position	(2,737,340)	Dollar	1,421,774	(3,818,931)	(7,637,863)

Cash flow hedge accounting	2,655,350	Dollar	(1,379,189)	3,704,545	7,409,090

Exchange rate swap CDI x Dollar	(67,000)	Dollar	34,800	(93,473)	(186,947)

Net exchange position	(148,990)	Dollar	77,385	(207,859)	(415,720)

Net exchange position	77,201	Euro	(45,024)	121,997	243,994

(*) The probable scenarios were calculated considering the following variations for risks: Real x Dollar – valuation of the Real by 9.31% / Real x Euro - valuation of the Real by 9.23% / Euro x Dollar - devaluation of Euro by 0.09%. Source: Central Bank of Brazil and European Central Bank quotations on 2/22/2022.

·	Stock market price risks

The Company is exposed to the risk of changes in stock prices due to investments valued at fair value through profit and loss that are quoted based on the market price at B3.

Sensitivity analysis for stock price risks

We present below the sensitivity analysis for share price risks. The Company considered scenarios 1 and 2 to be 25% and 50% devaluation in the share price using the closing price on December 31, 2021, as a reference. The probable scenario considered a 5% devaluation in the share price.

The effects on the result, considering the probable scenarios, 1 and 2 are shown below:

		12/31/2021
Class of shares	Probable scenario	Scenario 1	Scenario 2
	5%	25%	50%
USIM3	(77,353)	(386,767)	(773,534)
USIM5	(41,799)	(208,997)	(417,995)
PATI3	(9,516)	(47,580)	(95,160)

·	Interest rate risk:

This risk arises from financial investments, borrowings and financing and debentures linked to the fixed and floating interest rates of the CDI, TJLP and LIBOR, exposing these financial assets and liabilities to interest rate fluctuations as shown in the sensitivity analysis table below.

Sensitivity analysis of changes in interest rates

We present below the sensitivity analysis for interest rate risks. The Company considered scenarios 1 and 2 to be 25% and 50% deterioration for interest rate volatility using the closing rate as of December 31, 2021, as a reference.

The interest rates used in the sensitivity analysis and their respective scenarios are shown below:

			12/31/2021
Interest	Interest rate	Scenario 1	Scenario 2
CDI	9.15%	11.44%	13.73%
TJLP	5.32%	6.65%	7.98%
LIBOR	0.34%	0.42%	0.51%

The effects on the result, considering scenarios 1 and 2 are shown below:

						Consolidated
					Impact on profit or loss
Changes in interest rates	% p.a	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
CDI	9.15	3,908,490	(5,778,965)	(2,041,623)	(2,084,411)	(2,127,198)
TJLP	5.32		(800,884)	(843,491)	(854,143)	(864,794)
LIBOR	0.34		(5,449,749)	(5,468,210)	(5,472,825)	(5,477,440)
(*)	The sensitivity analysis is based on the premise of maintaining the market values as of December 31, 2021 as a probable scenario recorded in the company’s assets and liabilities.

·	Market price risk:

The Company is also exposed to market risks related to the volatility of commodity and input prices. In line with its risk management policy, risk mitigation strategies involving commodities can be used to reduce cash flow volatility. These mitigation strategies may incorporate derivative instruments, predominantly forward transactions, futures, and options.

Sensitivity analysis for price risks “Platts index”

The cash flow hedge accounting operation - "Platts" index was settled on October 2, 2021, in the amount of R$71,936 and no change occurred.

15.b)	Instruments protection: Derivatives and Hedge accounting cash flow and net investment hedge in foreign subsidiaries

· Derivative financial instruments portfolio position

Swap exchange rate Dollar x Euro

The subsidiary Lusosider has derivative transactions to hedge its dollar exposure against the euro.

Swap exchange rate CDI x Dollar

The Company has derivative transactions with Banco Bradesco to protect its debt in NCE raised in September 2019 with maturity in October 2023 in the amount of US$67 million (equivalent to R$278 million) at a cost compatible with that usually practiced by the Company.

Additionally, in 2021, the Company sold US$100 million in NDF (Non-Deliverable Forward) with maturity in September 2021.

Swap exchange rate CDI x IPCA

The subsidiary CSN Mineração has derivative operations to protect its exposure to the IPCA.

							12/31/2021	12/31/2020	12/31/2019
				Appreciation (R$)		Fair value (market)	Impact on financial income (expenses) (note 29)
Counterparties	Maturity	Functional Currency	Notional amount	Asset position	Liability position	Amounts receivable / (payable)
Exchange rate swap Dollar x Real	Settled	Dollar					37,322
Total dollar x real swap (NDF)							37,322

Exchange rate swap Dollar x Euro	Settled	Dollar					1,784	(4,749)	783
Exchange rate swap Dollar x Euro	Settled	Dollar					5,335	(4,321)
Total dollar-to-euro swap							7,119	(9,070)	783

Exchange rate swap GBP x Euro	Settled	GBP						(602)
Total Swap GBP x Euro								(602)

Exchange rate swap CDI x Dollar	10/02/2023	Dollar	(67,000)	298,408	(400,230)	(101,822)	(9,960)	(106,143)	4,203
Total Swap CDI x dollar			(67,000)	298,408	(400,230)	(101,822)	(9,960)	(106,143)	4,203

Interest rate (Debentures) CDI x IPCA	07/15/2036	Real	576,448	616,912	(634,400)	(17,488)	(17,488)
Interest rate (Debentures) CDI x IPCA	07/15/2031	Real	423,552	464,380	(481,812)	(17,432)	(17,432)
Total interest rate (Debentures) CDI x IPCA			1,000,000	1,081,292	(1,116,212)	(34,920)	(34,920)

				1,379,700	(1,516,442)	(136,742)	(439)	(115,815)	4,986

·      Cash flow hedge accounting

Foreign exchange hedge accounting

The Company formally designates relations of hedge of cash flows to protect highly probable future flows exposed to the dollar related to sales made in dollars.

With the objective of better reflecting the accounting effects of the hedge exchange rate in the result, CSN designated part of its dollar liabilities as an instrument of hedge future exports. As a result, the exchange rate variation resulting from the designated liabilities will be transiently recorded in shareholders’ equity and will be reflected in the income statement when said exports occur, thus allowing the recognition of dollar fluctuations on liabilities and on exports to be recorded at the same time. It is noteworthy that the adoption of this accounting hedge it does not imply the contracting of any financial instrument.

The table below presents a summary of the relations of hedge as of December 31, 2021:

									12/31/2021
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Hedged period	Exchange rate on designation	Designated amounts (US$’000)	Amortizated part (USD'000)	Effect on Result (*) (R$'000)	Impact on Shareholders' equity (R$'000)
07/21/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.1813	60,000	(60,000)	(33,016)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.2850	100,000	(100,000)	(52,436)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.2850	30,000	(24,000)	(12,057)	(13,773)
07/24/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3254	100,000	(100,000)	(39,382)	(39,382)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	25,000	(24,150)	(9,694)	(1,891)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	70,000	(56,000)	(27,143)	(31,147)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	30,000	(24,000)	(11,633)	(13,349)
07/28/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3815	30,000	(24,000)	(11,478)	(13,194)
3/8/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2018 - October 2022	3.3940	355,000	(343,000)	(131,680)	(26,238)
2/4/2018	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2018 - February 2023	3.3104	1,170,045	(820,045)		(794,535)
07/31/2019	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	January 2020 - April 2026	3.7649	1,342,761	(261,261)	(21,781)	(1,949,731)
10/1/2020	Bonds with no maturity date and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2020 - December 2050	4.0745	1,416,000	(1,237,000)	(174,990)	(1,506,060)
01/28/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2017 - January 2028	4.2064	1,000,000			(1,374,101)
Total						5,728,806	(3,073,456)	(525,290)	(5,763,401)
(*)	On December 31, 2021, the amount of (R$525,290) was recorded in Other Operating Expenses. As of December 31, 2020, (R$ 1,667,886).

In the hedging relationships described above, the amounts of the debt instruments were fully designated for equivalent iron ore export portions.

The changes in the hedge accounting amounts recognized in shareholders’ equity as of December 31, 2021 are as follows:

				Consolidated
	12/31/2020	Movement	Realization	12/31/2021
Cash flow hedge accounting	5,125,058	1,163,633	(525,290)	5,763,401

The realization of Hedge accounting cash flow is recognized in Other operating income and expenses, note 28.

As of December 31, 2021, the hedging relationships established by the Company were effective according to the retrospective and prospective tests performed. Thus, no reversal for hedge accounting ineffectiveness was recognized.

Cash flow hedge accounting - “Platts” index

The Company has iron ore derivative instruments, entered into by its subsidiary CSN Mineração S.A., in order to reduce the volatility of its exposure to the commodity, the operations were settled on October 02, 2021.

The Company formally designated the hedge relationship and, consequently, applied the hedge accounting with the derivative instrument designated as hedging instrument and the Platts index applicable to a portion of its highly probable future sales of iron ore was designated as the hedged item. Accordingly, fluctuations of the “Platts” index will be initially recorded in the shareholders’ equity as Other Comprehensive Income and will be reclassified to the income statement when the referred sales occur.

The table below shows the result of the derivative instrument on December 31, 2021:

		12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2021	12/31/2020
		Other income and expenses (note 28)		Other comprehensive income		Exchange variation
Maturity	Notional
09/02/2020 (Settled)	Platts		(31,678)				(136)
10/02/2020 (Settled)	Platts		(132,997)				(9,051)
11/04/2020 (Settled)	Platts		(85,164)				(7,301)
12/02/2020 (Settled)	Platts		(33,310)				52
02/02/2021 (Settled)	Platts	(36,405)			(6,888)	(2,690)	(185)
03/02/2021 (Settled)	Platts	(34,116)			6,063	(2,870)	117
04/02/2021 (Settled)	Platts	11,961				59
05/04/2021 (Settled)	Platts	(30,226)				1,133
05/12/2021 (Settled)	Platts	(37,594)				2,308
06/02/2021 (Settled)	Platts	(134,768)				10,880
07/02/2021 (Settled)	Platts	(76,330)				5,638
08/02/2021 (Settled)	Platts	7,088				(305)
09/02/2021 (Settled)	Platts	233,546				(182)
10/02/2021 (Settled)	Platts	69,116				2,819
		(27,728)	(283,149)		(825)	16,790	(16,504)

The change in the amounts related to cash flow hedge accounting - “Platts” index recorded in shareholders’ equity on December 31, 2021, is shown as follows:

	12/31/2020	Movement	Realization	12/31/2021
Cash flow hedge accounting - “Platts”	825	26,903	(27,728)
Income tax and social contribution on cash flow hedge accounting	(280)	(9,148)	9,428
Fair Value of cash flow accounting - Platts, net	545	17,755	(18,300)

Cash flow hedge accounting - index “Platts” has been fully effective since the inception of the derivative instruments.

The Company prepares formal documentation indicating how the designation of the hedge accounting cash flow - “Platts” index is aligned with CSN’s risk management objective and strategy, identifying the hedging instruments used, the hedged item, the nature of the risk to be hedged and demonstrating the effectiveness of the hedge relationships, debt instruments and iron ore derivative instruments (index “Platts”) in amounts equivalent to the portion of future sales, comparing the designated amounts with the expected values in accordance with its budgets.

·	Net investment hedge in foreign subsidiaries

The information related to the net investment hedge did not change in relation to that disclosed in the Company's accounts as of December 31, 2020. The balance recorded on December 31, 2021, and December 31, 2020, is R$6,293.

·	Classification of derivatives in the balance sheet and income

				12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2019
Instruments	Liabilities			Other operating income expenses (note 28)		Other comprehensive income		Financial income (expenses), net (note 29)
	Current	Non-current	Total
Exchange rate swap Dollar x Real								37,322		783
Exchange rate swap Dollar x Euro								7,119	(9,070)
Exchange rate swap GBP x Euro									(602)
Exchange rate swap CDI x Dollar		(101,822)	(101,822)					(9,960)	(106,143)	4,203
Iron ore derivative				(27,728)	(283,149)		(825)	16,790	(16,504)
Interest rate swap CDI x IPCA	(34,920)		(34,920)					(34,920)
	(34,920)	(101,822)	(136,742)	(27,728)	(283,149)		(825)	16,351	(132,319)	4,986

15.c)	Liquidity risk

It is the risk that the Company may not have sufficient net funds to settle its financial commitments, as a result of the mismatch of term or volume between expected receipts and payments.

Future receipt and payment premises are established to manage cash liquidity in domestic and foreign currencies, which are monitored on a day-to-day basis by the Treasury Department. The payment schedules for long-term installments of borrowings and financing and debentures are presented in note 14.

The following are the contractual maturities of financial liabilities including interest.

					Consolidated
At December 31, 2021	Less than one year	From one to two years	From two to five years	Over five years	Total
Borrowings, financing and debentures (note 14)	5,532,736	5,293,830	6,645,074	15,283,010	32,754,650
Lease Liabilities (note 17)	119,047	161,417	134,040	197,047	611,551
Derivative financial instruments (note 15 I)		101,822			101,822
Trade payables (note 18)	6,446,999	44,340	54,285		6,545,624
Trade payables - Drawee Risk (note 16)	4,439,967				4,439,967
Dividends and interest on equity (note 16)	1,206,870				1,206,870
	17,745,619	5,601,409	6,833,399	15,480,057	45,660,484

IV – Fair values of assets and liabilities in relation to the book value

Financial assets and liabilities measured at fair value through profit or loss are recorded in current and non-current assets and liabilities and gains and losses are recorded as financial income and expenses, respectively.

The amounts are recorded in the financial statements at their amortized cost, which are substantially similar to those that would be obtained if they were traded on the market. The fair values of other long-term assets and liabilities do not differ significantly from their book values, except for the amounts below.

The estimated fair value for certain consolidated long-term borrowings and financing was calculated at current market rates, considering the nature, term and risks similar to those of the registered contracts, as follows:

		12/31/2021		12/31/2020
	Closing Balance	Fair value	Closing Balance	Fair value
Perpetual bonds (1)			5,203,773	5,157,465
Fixed Rate Notes	15,617,091	15,700,276	15,067,341	15,744,067

(1) The Perpetual Bond was settled on September 23, 2021

15.d)	Credit risk

The exposure to credit risks of financial institutions complies with the parameters established in the financial policy. The Company practices a detailed analysis of the financial position of its customers and suppliers, the determination of a credit limit and the permanent monitoring of its outstanding balance.

With respect to financial investments, the Company only invests in institutions with low credit risk assessed by credit rating agencies. Since part of the funds is invested in repo operations that are backed by Brazilian government bonds, there is also exposure to the credit risk of the country.

As for the exposure to credit risk in accounts receivable and other receivables, the Company has a credit risk committee, in which each new customer is analyzed individually regarding their financial condition, before granting the credit limit and payment terms, and periodically reviewed based on procedures and circumstances of each business area.

15.e)	Capital management

The Company seeks to optimize its capital structure in order to reduce its financial costs and maximize the return to its shareholders. The table below shows the evolution of the Company’s consolidated capital structure, with financing by equity and third-party capital:

Thousands of reais	12/31/2021	12/31/2020
Shareholder's equity (equity)	23,374,389	11,251,505
Borrowings and Financing (Third-party capital)	32,507,522	35,270,653
Gross Debit/Shareholder's equity	1.39	3.13

Accounting Policy

The Company’s financial instruments are classified according to the definition of the business model adopted by the Company and the characteristics of the cash flow, in the case of financial assets.

Upon initial recognition, financial assets can be classified into three categories: assets measured at amortization cost, fair value through profit or loss and fair value through other comprehensive income.

Financial assets are derecognized when the rights to receive cash flows of the investments have expired or been transferred; in the latter case, provided that the Company has substantially transferred all risks and benefits of the property.

If the company substantially holds all the risks and rewards of ownership of the financial asset, it must continue to recognize the financial asset.

Financial liabilities are classified as amortized cost or fair value through profit or loss. Management determines the classification of its financial assets and liabilities upon initial recognition.

Financial liabilities are derecognized only when they are extinguished, that is, when the obligation specified in the contract is settled, canceled, or expires. The Company also derecognizes a financial liability when the terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Financial assets and liabilities are offset, and the net amount is reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle them on a net basis, or realize the asset and settle the liability simultaneously.

Derivative Financial Instruments and Hedging Activities

Initially, derivatives are recognized at fair value on the date that a derivative contract is entered into and are subsequently measured at fair value with the changes recorded in the income statement in the caption Financial Result in the income statement.

Hedge accounting: The Company adopts hedge accounting and designates certain financial liabilities as a hedging instrument for foreign exchange risk and price risk ("Platts" index) associated with cash flows arising from forecasted and highly probable exports (cash flow hedge).

The Company documents, at the inception of the transaction, the relationships between the hedging instruments and the hedged items (expected exports), as well as the risk management objectives and strategy for undertaking various hedging transactions. In addition, it documents its assessment, both at the hedge's inception and on an ongoing basis, that the hedge transactions are highly effective in offsetting changes in cash flows of hedged items.

The effective portion of changes in the fair value of financial liabilities designated and qualified as cash flow hedges is recognized in equity, under "Hedge Accounting". Gains or losses related to the ineffective portion are recognized in other operating expenses/income, when applicable.

Gains and losses from cash flow hedge accounting of debt financial instruments and iron ore derivative financial instruments will not immediately affect the Company's result, but only to the extent that exports are realized.

The amounts accumulated in equity are realized in the operating result in the periods when the forecasted exports affect the result.

When a hedge instrument expires or is settled early, or when the hedge relationship no longer meets the criteria for hedge accounting, or when Management decides to discontinue hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity, and from that time onwards the foreign exchange variations are recorded in the financial result. When the forecasted transaction is realized, the gain or loss is reclassified to operating income. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that had been reported in equity is immediately transferred to the income statement under "Other Operations".

Investment hedge: The Company designates for net investment hedge a portion of its financial liabilities as a hedging instrument of its investments abroad with functional currency different from the Group's currency in accordance with IAS39. This relationship occurs because financial liabilities are related to investments in the amounts necessary for the effective relationship.

The Company documents, at the inception of the transaction, the relationships between hedging instruments and hedged items, as well as the risk management objectives and strategy for undertaking hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, that the hedging transactions are highly effective in offsetting changes in the hedged items.

The effective portion of changes in the fair value of financial liabilities that are designated and qualify as net investment hedges is recognized in equity under Hedge Accounting. The gains or losses related to the ineffective portion are recognized in Other Operations, when applicable. If at any time during the hedge relationship the debt balance is greater than the investment balance, the exchange variation on the excess debt is reclassified to the income statement as other operating income/expenses (hedge ineffectiveness).

The amounts accumulated in the equity will be realized in the income statement by the disposal or partial disposal of the foreign operation.